AdvisorDesigns Variable Annuity	Issued by:	First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated November 10, 2006,
To Current Prospectus Dated May 1, 2006

Effective November 10, 2006, the following Subaccounts are added to the available Subaccounts: AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dreyfus VIF International Value, Oppenheimer Main Street Small Cap Fund®/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS® Growth and Income, RVT CLS AdvisorOne Berolina, Rydex VT Absolute Return Strategies, Rydex VT Dynamic Russell 2000®, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Van Kampen LIT Government.

The list of Subaccounts on the cover page and under "The Separate Account and the Funds," page 6, is updated to read as follows:*

  AIM V.I. Capital Appreciation
  AIM V.I. International Growth
  AIM V.I. Mid Cap Core Equity
  Direxion Dynamic VP HY Bond
  Dreyfus VIF International Value
  Federated High Income Bond II
  Federated Fund for U.S. Government Securities II
  Fidelity® VIP Contrafund®
  Fidelity® VIP Growth Opportunities
  Fidelity® VIP Index 500
  Fidelity® VIP Investment Grade Bond
  Neuberger Berman AMT Guardian
  Neuberger Berman AMT Partners
  Oppenheimer Main Street Small Cap Fund®/VA
  PIMCO VIT Low Duration
  PIMCO VIT Real Return
  PIMCO VIT StocksPLUS® Growth and Income
  PIMCO VIT Total Return
  RVT CLS AdvisorOne Amerigo
  RVT CLS AdvisorOne Berolina
  RVT CLS AdvisorOne Clermont
  Rydex VT Absolute Return Strategies
  Rydex VT Banking
  Rydex VT Basic Materials
  Rydex VT Biotechnology
  Rydex VT Commodities
  Rydex VT Consumer Products
  Rydex VT Dynamic Dow
  Rydex VT Dynamic OTC
  Rydex VT Dynamic Russell 2000®
  Rydex VT Dynamic S&P 500
  Rydex VT Dynamic Strengthening Dollar
  Rydex VT Dynamic Weakening Dollar
  Rydex VT Electronics
  Rydex VT Energy
  Rydex VT Energy Services
  Rydex VT EP Aggressive
  Rydex VT EP Conservative
  Rydex VT EP Moderate

  Rydex VT Europe Advantage
  Rydex VT Financial Services
  Rydex VT Government Long Bond Advantage
  Rydex VT Health Care
  Rydex VT Hedged Equity
  Rydex VT Internet
  Rydex VT Inverse Dynamic Dow
  Rydex VT Inverse Government Long Bond
  Rydex VT Inverse Mid Cap
  Rydex VT Inverse OTC
  Rydex VT Inverse Russell 2000®
  Rydex VT Inverse S&P 500
  Rydex VT Japan Advantage
  Rydex VT Large Cap Growth
  Rydex VT Large Cap Value
  Rydex VT Leisure
  Rydex VT Mid Cap Advantage
  Rydex VT Mid Cap Growth
  Rydex VT Mid Cap Value
  Rydex VT Multi-Cap Core Equity
  Rydex VT Nova
  Rydex VT OTC
  Rydex VT Precious Metals
  Rydex VT Real Estate
  Rydex VT Retailing
  Rydex VT Russell 2000® Advantage
  Rydex VT Sector Rotation
  Rydex VT Small Cap Growth
  Rydex VT Small Cap Value
  Rydex VT Technology
  Rydex VT Telecommunications
  Rydex VT Transportation
  Rydex VT U.S. Government Money Market
  Rydex VT Utilities
  SBL Global
  SBL Small Cap Value
  Van Kampen LIT Government
  Wells Fargo Advantage Opportunity VT

*Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

The table "Objectives for Underlying Funds" is revised to read as follows for the Subaccounts added effective November 10:

Underlying Fund	Share Class (If Applicable)	Investment Objective	Investment Adviser
AIM V.I. International Growth	Series II	Long-term growth of capital.	A I M Advisors, Inc. 11 Greenway Plaza, Suite 100 Houston, TX 77046-1173
AIM V.I. Mid Cap Core Equity	Series II	Long-term growth of capital	A I M Advisors, Inc. 11 Greenway Plaza, Suite 100 Houston, TX 77046-1173
Dreyfus VIF International Value	Service	Long-term capital growth.	The Dreyfus Corporation 200 Park Avenue New York, NY 10166
Oppenheimer Main Street Small Cap Fund®/VA	Service	Capital appreciation.	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281
PIMCO VIT Low Duration	Administrative	Seeks maximum total return consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC Suite 100 840 Newport Center Drive Newport Beach, CA 92660
PIMCO VIT StocksPLUS® Growth and Income	Administrative	The Portfolio seeks total return which exceeds that of the S&P 500.	Pacific Investment Management Company LLC Suite 100 840 Newport Center Drive Newport Beach, CA 92660
RVT CLS AdvisorOne Berolina		To provide growth of capital and total return.	Rydex Investments 9601 Blackwell Rd., Suite 500 Rockville, MD 20850 (Investment Adviser) Clarke Lanzen Skalla Investment Firm, LLC 4020 South 147th St. Omaha, NE 68137 (Sub-adviser)
Rydex VT Absolute Return Strategies		The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850
Rydex VT Dynamic Russell 2000®		To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000 Index® (the "underlying index").	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850
Rydex VT EP Aggressive		The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850
Rydex VT EP Conservative		The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850
Rydex VT EP Moderate		The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850
Rydex VT Hedged Equity		The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850
Rydex VT Multi-Cap Core Equity		Long-term capital appreciation.	Rydex Investments 9601 Blackwell Road, Suite 500 Rockville, MD 20850
Van Kampen LIT Government	Class II	High current return consistent with preservation of capital.	Van Kampen Asset Management 1221 Avenue of the Americas New York, NY 10020

The table under the "Frequent Transfer Restrictions" section of the Prospectus is deleted in its entirety and replaced with the following:

Subaccount	Number of Round Trips Transfers*
RVT CLS AdvisorOne Berolina; All Rydex Subaccounts, except Rydex VT Absolute Return Strategies, Rydex VT Commodities**, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation	Unlimited
Direxion Dynamic VP HY Bond, Rydex VT Commodities**	8
Rydex VT Sector Rotation	6
AIM V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, SBL Global, SBL Small Cap Value, Van Kampen LIT Government	4
Wells Fargo Advantage Opportunity VT	2
AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity Investment Grade Bond, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS® Growth and Income, Van Kampen LIT Government	1***
*Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

**Effective January 1, 2007 the company will permit 4 round trip transfers in any 12-month period. Please note that to the extent a trade was effected within the 12-month period preceding the transfer in question, it will be included in the number of round trip transfers permitted. Such transfer will be included in the number permitted even if effected prior to January 1, 2007.

***Number of round trip transfers that can be made in any three month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Please Retain This Supplement For Future Reference